Share based payments - Summary of RSU's outstanding (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) EquityInstruments
Share based payments
Outstanding at the beginning of the year	6,929,111		5,541,117		4,626,782
Granted during the year	2,493,433		2,173,335		1,699,690
Forfeited during the year	(701,753)		(40,376)		(30,750)
Outstanding at the end of the year	8,579,837		6,929,111		5,541,117
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year	313,596	313,596		213,147
Granted during the year	511,518
Forfeited during the year	(74,873)
Paid in cash during the year	(92,438)
Outstanding at the end of the year	657,803	657,803	313,596	313,596	213,147
Plan 2019.I
Share based payments
Outstanding at the beginning of the year	33,000
Forfeited during the year	(5,000)
Outstanding at the end of the year	28,000		33,000
Plan 2019.II
Share based payments
Outstanding at the beginning of the year	81,807
Forfeited during the year	(12,034)
Paid in cash during the year	(27,269)
Outstanding at the end of the year	42,504		81,807
Plan 2019.III
Share based payments
Outstanding at the beginning of the year	71,072
Forfeited during the year	(5,077)
Paid in cash during the year	(35,535)
Outstanding at the end of the year	30,460		71,072
Plan 2020.I
Share based payments
Outstanding at the beginning of the year	54,876
Forfeited during the year	(10,925)
Paid in cash during the year	(11,424)
Outstanding at the end of the year	32,527		54,876
Plan 2020.II
Share based payments
Outstanding at the beginning of the year	72,841
Forfeited during the year	(12,663)
Paid in cash during the year	(18,210)
Outstanding at the end of the year	41,968		72,841
Plan 2021.I.
Share based payments
Granted during the year	180,844
Forfeited during the year	(26,228)
Outstanding at the end of the year	154,616
Plan 2021.II.
Share based payments
Granted during the year	43,328
Forfeited during the year	(2,708)
Outstanding at the end of the year	40,620
Plan 2021.III
Share based payments
Granted during the year	38,413
Forfeited during the year	(238)
Outstanding at the end of the year	38,175
Plan 2021.IV.
Share based payments
Granted during the year	248,933
Outstanding at the end of the year	248,933